Summary of Business and Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands			1 Months Ended				3 Months Ended		9 Months Ended
	Sep. 22, 2022 USD ($) $ / shares shares	Sep. 21, 2022 USD ($) $ / shares shares	Jul. 31, 2022 USD ($)	Aug. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Apr. 30, 2020 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Jul. 01, 2022 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 30, 2020 USD ($)
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Amount placed in trust account													$ 151,500
Unredeemed funds		$ 9,500
Issuance of common stock							$ 100		$ 1,100
Net cash received									49,800
Repayment of loans									1,900
Transaction costs							7,800		7,800
Other costs							$ 500		$ 500
Shares received (in Shares) | shares							15,000,000		15,000,000
Grant date fair value of each earnout share (in Dollars per share) | $ / shares									$ 3.17
Earn out shares (in Shares) | shares									15,000,000
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture (in Shares) | shares									4,771,116
Compensation expense							$ 2,792	$ 430	$ 5,794	$ 1,378
Unrecognized stock-based compensation							$ 11,300		$ 11,300
Weighted average period of recognition							4 years 6 months		1 year 6 months
Number of shares forfeited (in Shares) | shares									360,813
Founders shares held by sponsors (in Shares) | shares		444,500
Percentage of shares vested									20.00%
Stock based compensation expiration period		5 years
Number of consecutive trading days		40
Number of trading days		60
Liability for the unvested founder shares		$ 1,600
Gain on remeasurement of unvested founder shares							$ 1,400
Loss on remeasurement of unvested founder shares							$ 200
Shares authorized (in Shares) | shares	181,500,000
Common stock shares authorized (in Shares) | shares	180,000,000	180,000,000					180,000,000		180,000,000			180,000,000
Common stock par value (in Dollars per share) | $ / shares	$ 0.0001						$ 0.0001		$ 0.0001			$ 0.0001
Preferred stock shares authorized (in Shares) | shares	1,500,000	1,500,000					1,500,000		1,500,000			1,500,000
Preferred stock par value (in Dollars per share) | $ / shares	$ 0.0001						$ 0.0001		$ 0.0001			$ 0.0001
Common stock, shares issued (in Shares) | shares	50,639,837						51,921,941		51,921,941			27,974,439
Number of shares warrants (in Shares) | shares	18,415,453
Exchange ratio (in Dollars per share) | $ / shares	$ 0.8099
Net liabilities							$ 9,800		$ 9,800
Warrant liabilities							1,623		1,623			$ 4,149
Cash-PIPE investment	$ 55,400								55,400
Annual gross revenue							1,100,000		1,100,000
Non-convertible debt							1,000,000		1,000,000
Loss on infrequent product repairs								$ 100		600
Cash and cash equivalents							26,978		26,978			3,017
Loss from operations									(42,300)	$ (21,600)
Accumulated deficit							(198,703)		(198,703)			(200,783)
Cash proceeds from issuance of debt									$ 13,700
Accounts receivable percentage									10.00%
Deposits in excess of the FDIC limits							$ 26,500		$ 26,500
Number of reportable segments									1
Number of revenue streams							2	2	2	2
Contra-revenue									$ (1,073)
Operating lease right of use asset							$ 600		$ 600
Revenues [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Ownership percentage									10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Ownership percentage									10.00%
Private warrants [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Issuance of common stock (in Shares) | shares									7,133,687
Issuance of common stock									$ 55,400
Warrant liabilities							9,400		9,400
General and Administrative Expense [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Compensation expense							1,933	221	4,474	706
Research and Development Expense [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Compensation expense							682	99	959	349
Bonus and deferred consideration expense	1,800
Selling and Marketing Expense [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Compensation expense							177	$ 110	$ 361	323
Bonus and deferred consideration expense	100
Third Anniversary [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Common stock shares issued (in Shares) | shares									7,500,000
Number of trading days									20
Number of consecutive trading days									30
Fifth Anniversary [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Common stock shares issued (in Shares) | shares									7,500,000
Number of trading days									20
Number of consecutive trading days									30
Earnout Shares [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Compensation expense							1,600		$ 3,500
Earnout Shares [Member] | General and Administrative Expense [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Compensation expense							1,100		2,300
Earnout Shares [Member] | Research and Development Expense [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Compensation expense							400		1,000
Earnout Shares [Member] | Selling and Marketing Expense [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Compensation expense							68		$ 200
Legacy Presto LLC [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Issuance of common stock (in Shares) | shares									260,000
Net cash received									$ 49,800
Transaction costs							2,100		2,100
Payment of transaction cost									4,900
Transaction cost							3,200		3,200
Unpaid transaction costs							$ 10,400		$ 10,400
Converted per share (in Dollars per share) | $ / shares							$ 0.8099		$ 0.8099
Cyborg Ops [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Compensation expense									$ 800
Bonus and deferred consideration expense	$ 1,900
Accounting Standards Update 2016-02 [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Operating lease right of use asset											$ 500
Minimum [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Remaining lease term							6 months		6 months
Contract term									12 months
Minimum [Member] | Third Anniversary [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Stock price (in Dollars per share) | $ / shares							$ 12.5		$ 12.5
Minimum [Member] | Fifth Anniversary [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Stock price (in Dollars per share) | $ / shares							$ 15		$ 15
Maximum [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Stock based compensation expiration period									10 years
Remaining lease term							3 years		3 years
Contract term									48 months
Share-Based Payment Arrangement, Tranche One [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Stock price (in Dollars per share) | $ / shares		$ 12
Percentage of shares vested		25.00%
Stock based compensation expiration period		5 years
Share-Based Payment Arrangement, Tranche Two [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Stock price (in Dollars per share) | $ / shares		$ 15
Percentage of shares vested		25.00%
Stock based compensation expiration period		5 years
Share-Based Payment Arrangement, Tranche Three [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Stock price (in Dollars per share) | $ / shares		$ 20
Percentage of shares vested		25.00%
Stock based compensation expiration period		5 years
Share-Based Payment Arrangement, Tranche Four [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Stock price (in Dollars per share) | $ / shares		$ 25
Percentage of shares vested		25.00%
Stock based compensation expiration period		5 years
Paycheck Protection Program [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Loan received					$ 2,000	$ 2,600
Forgiveness of PPP Loan			$ 2,000	$ 2,600					$ 2,000	$ 2,600
AI Platform [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Contra-revenue							$ 500		1,100
Liquidity and Capital Resources [Member]
Summary of Business and Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents							27,000		27,000			3,000
Accumulated deficit							$ (198,700)		$ (198,700)			$ (200,800)